STOCK-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2015
STOCK-BASED COMPENSATION PLANS
Compensation cost from continuing operations under the Stock Incentive Plan

        The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Year ended December 31,
	2015	2014	2013
Compensation cost	$29	$27	$28

Assumptions used to calculate fair value of each stock option award estimated on the date of grant using the Black-Scholes valuation model

	Year ended December 31,
	2015	2014	2013
Dividend yield	2.3%	2.4%	2.8%
Expected volatility	57.6%	60.3%	62.5%
Risk-free interest rate	1.4%	1.7%	1.0%
Expected life of stock options granted during the period	5.9 years	5.7 years	5.6 years

Summary of stock option activity under the Stock Incentive Plan

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2015	8,781	$14.84
Granted	1,011	22.21
Exercised	(49)	16.43
Forfeited	(199)	19.70

Outstanding at December 31, 2015	9,544	15.51	4.8	$17

Exercisable at December 31, 2015	7,449	13.95	3.7	17

Summary of status of nonvested shares under the Stock Incentive Plan

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2015	1,821		$17.37	492	$18.50
Granted	855		23.25	261	22.60
Vested	(779	)(1)	17.30	(259)	17.09
Forfeited	(43)		21.37	(19)	21.22

Nonvested at December 31, 2015	1,854		19.97	475	21.37

(1)

As of December 31, 2015, a total of 393,952 restricted stock units were vested but not yet issued, of which 29,645 vested during 2015. These shares have not been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment. This table does reflect 29,921 vested restricted stock units for which shares of common stock were issued in 2015.